DEBT (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2013	2012
Vessels, net, held in ITCL	276,539	280,929
Restricted cash and investments	70,630	86,280